SCHEDULE OF INVESTMENTS
Global Equity Income (in thousands)	MARCH 31, 2021 (UNAUDITED)

COMMON STOCKS	Shares	Value
Canada
Financials – 1.7%
Bank of Montreal	60	$5,392

Total Canada - 1.7%		$5,392

France
Energy – 2.4%
Total S.A.(A)	163	7,583

Financials – 2.4%
Axa S.A.	285	7,650

Health Care – 1.7%
Sanofi-Aventis	54	5,342

Industrials – 3.0%
Schneider Electric S.A.	63	9,680

Total France - 9.5%		$30,255

Germany
Communication Services – 2.5%
Deutsche Telekom AG, Registered Shares	386	7,778

Financials – 1.6%
Munchener Ruckversicherungs-Gesellschaft AG, Registered Shares	16	4,915

Industrials – 2.6%
Siemens AG	51	8,383

Utilities – 3.6%
E.ON AG	396	4,613
RWE Aktiengesellschaft	173	6,764

		11,377

Total Germany - 10.3%		$32,453

Hong Kong
Utilities – 1.2%
Guangdong Investment Ltd.	2,336	3,804

Total Hong Kong - 1.2%		$3,804

Indonesia
Financials – 1.9%
PT Bank Mandiri (Persero) Tbk	14,106	5,973

Total Indonesia - 1.9%		$5,973

Ireland
Materials – 1.4%
CRH plc	96	4,485

Total Ireland - 1.4%		$4,485

Italy
Utilities – 2.8%
ENEL S.p.A.	906	9,022

Total Italy - 2.8%		$9,022

Japan
Financials – 3.7%
ORIX Corp.	435	7,344
Tokio Marine Holdings, Inc.(A)	94	4,465

		11,809

Industrials – 1.7%
ITOCHU Corp.(A)	167	5,416

Total Japan - 5.4%		$17,225

Macau
Consumer Discretionary – 1.6%
Sands China Ltd.	990	4,948

Total Macau - 1.6%		$4,948

Singapore
Financials – 1.9%
DBS Group Holdings Ltd.	286	6,115

Total Singapore - 1.9%		$6,115

South Korea
Information Technology – 4.2%
Samsung Electronics Co. Ltd.	187	13,418

Total South Korea - 4.2%		$13,418

Sweden
Energy – 1.3%
Lundin Energy AB(B)	135	4,229

Total Sweden - 1.3%		$4,229

Switzerland
Financials – 1.6%
Zurich Financial Services, Registered Shares	12	5,061

Health Care – 2.1%
Roche Holdings AG, Genusscheine	20	6,579

Total Switzerland - 3.7%		$11,640

Taiwan
Information Technology – 4.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	722	14,854

Total Taiwan - 4.7%		$14,854

United Kingdom
Consumer Staples – 2.4%
Unilever plc	138	7,741

Financials – 1.3%
3i Group plc	265	4,206

Health Care – 3.3%
AstraZeneca plc	105	10,500

Materials – 1.6%
Anglo American plc	128	5,027

Total United Kingdom - 8.6%		$27,474

United States
Consumer Discretionary – 1.3%
V.F. Corp.	50	4,005

Consumer Staples – 7.2%
Philip Morris International, Inc.	93	8,245
Procter & Gamble Co. (The)	73	9,899
Sysco Corp.	59	4,668

		22,812

Energy – 2.4%
ConocoPhillips	145	7,654

Financials – 8.2%
Bank of America Corp.	281	10,891
Citigroup, Inc.	87	6,349
Morgan Stanley	108	8,418

		25,658

Health Care – 4.4%
Amgen, Inc.	25	6,193
CVS Caremark Corp.	105	7,862

		14,055

Industrials – 5.0%
Eaton Corp.	54	7,504
Raytheon Technologies Corp.	105	8,118

		15,622

Information Technology – 2.6%
Cisco Systems, Inc.	157	8,119

Materials – 1.4%
Eastman Chemical Co.	39	4,323

Utilities – 2.9%
Exelon Corp.	106	4,644
Public Service Enterprise Group, Inc.	73	4,406

		9,050

Total United States - 35.4%		$111,298

TOTAL COMMON STOCKS – 95.6%		$302,585

(Cost: $255,957)

PREFERRED STOCKS

Germany
Consumer Discretionary – 2.7%
Volkswagen AG, 2.260%	31	8,700

Total Germany - 2.7%		$8,700

TOTAL PREFERRED STOCKS – 2.7%		$8,700

(Cost: $5,284)

SHORT-TERM SECURITIES

Money Market Funds(C) – 1.1%
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.040%	3,353	3,353

TOTAL SHORT-TERM SECURITIES – 1.1%		$3,353

(Cost: $3,353)

TOTAL INVESTMENT SECURITIES – 99.4%		$314,638

(Cost: $264,594)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.6%		1,883

NET ASSETS – 100.0%		$316,521

Notes to Schedule of Investments

(A)	All or a portion of securities with an aggregate value of $17,467 are on loan.
(B)	No dividends were paid during the preceding 12 months.
(C)	Rate shown is the annualized 7-day yield at March 31, 2021.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of March 31, 2021:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$302,585	$—	$—
Preferred Stocks	8,700	—	—
Short-Term Securities	3,353	—	—
Total	$314,638	$—	$—

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

For Federal income tax purposes, cost of investments owned at March 31, 2021 and the related unrealized appreciation (depreciation) were as follows:

Cost	$264,594

Gross unrealized appreciation	54,836

Gross unrealized depreciation	(4,792)

Net unrealized appreciation	$50,044